SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2.           SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a)Basis of presentation

The consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America ("US GAAP").

(b)Going concern

The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. For the year ended December 31, 2019, the Company incurred a loss from operations of $107,484 and negative cashflows from operating activities of $34,203. As of December 31, 2019, the Company had net current liabilities (current assets less current liabilities) of $25,398, an accumulated deficit of $614,830. As of June 30, 2020, short-term debt of $718 was at default and not repaid. The Company's ability to continue as a going concern is dependent on the Company’s ability to generate cash flows from operations, and the Company’s ability to arrange adequate financing arrangements.

These factors raise substantial doubt about its ability to continue as a going concern.

In March 2020, the Company received $4 million from OPI as payment of receivables due from OPI, and in April 2020, loan of $11 million, originally due in April 2020 was extended by East West Bank to September 30, 2020. The Company intends to raise financing for its automobile sales business and control the operating expenses. However, the Company currently does not have any commitments to obtain financing. Additionally, the potential worsening global economic conditions and the recent disruptions to, and volatility in, financial markets in the United States and worldwide resulting from the ongoing COVID-19 pandemic may adversely impact the Company's ability to raise the financing. If cash resources are insufficient to satisfy the Company's on-going cash requirements, the Company will need to scale back or discontinue some or all of its operations. The financial statements included herein do not include any adjustments that might be necessary should the Group be unable to continue as a going concern. If the going concern basis were not appropriate for these financial statements, adjustments would be necessary in the carrying value of assets and liabilities, the reported expenses and the balance sheet classifications used.

(c)Principles of consolidation

The consolidated financial statements of the Company include the financial statements of Renren Inc., its subsidiaries, its VIEs and VIEs’ subsidiaries. All inter-company transactions and balances are eliminated upon consolidation.

(d)Business combinations

Business combinations are recorded using the acquisition method of accounting. The Company uses a screen test to evaluate whether a transaction should be accounted for as an acquisition and/or disposal of a business versus assets. In order for a purchase to be considered an acquisition of a business, the set of transferred assets and activities must include, at a minimum, an input and a substantive process that together significantly contribute to the ability to create outputs. If substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or a group of similar identifiable assets, then the set of transferred assets and activities is not a business.

The purchase price of business acquisition is allocated to the tangible assets, liabilities, identifiable intangible assets acquired and non-controlling interest, if any, based on their estimated fair values as of the acquisition date. The excess of the purchase price over those fair values is recorded as goodwill. Acquisition-related expenses and restructuring costs are expensed as incurred.

Where the consideration in an acquisition includes contingent consideration and the payment of which depends on the achievement of certain specified conditions post-acquisition, the contingent consideration is recognized and measured at its fair value at the acquisition date and if recorded as a liability, it is subsequently carried at fair value with changes in fair value reflected in earnings. If the classification of the contingent consideration changes as a result of events during the period, the contingent consideration is reclassified as of the date of the event that caused the reclassification. If the contingent consideration is reclassified from a liability to equity, gains or losses recorded to account for the arrangement at fair value during the period in which it was classified as a liability is not reversed.

(e)Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and the reported amounts of revenues and expenses in the financial statements and accompanying notes. Significant accounting estimates reflected in the Company’s consolidated financial statements include, but are not limited to, revenue recognition, allowance for financing receivable, allowance for doubtful accounts, write downs for excess and obsolete inventories, the discount rate used to determine the present value of the lease payments, the fair value of share-based compensation awards, the realization of deferred income tax assets, impairment of goodwill and indefinite-lived intangible assets, fair value of short-term and long-term investments, impairment of long-term investments, and the price purchase allocation and the fair value of contingent consideration for business acquisitions.

(f)Cash and cash equivalents

Cash and cash equivalents include cash on hand and all highly liquid investments purchased with original stated maturity of 90 days or less.

(g)Restricted cash

Restricted cash  consists of cash deposits used to secure debt borrowings of the Company which is expected to be released in accordance with the debt agreement.

The restriction will lapse when the related debt agreement is paid off. The current portion of restricted cash represents cash deposited into bank accounts which is expected to be released within the next twelve months. The non-current portion of restricted cash represents cash deposited into bank accounts which is not expected to be released within the next twelve months.

	As of December 31,
	2018	2019
Cash and cash equivalents	$15,333	$4,473
Restricted cash	5,818	13,091
Restricted cash – non-current	36,362	358
Total cash, cash equivalents and restricted cash shown in the statements of cash flow	$57,513	$17,922

(h) Fair value

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

•	Level 1‑inputs are based upon unadjusted quoted prices for identical assets or liabilities traded in active markets.
•

Level 2‑inputs are based upon quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active and model-based valuation techniques for which all significant assumptions are observable in the market or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

•

Level 3‑inputs are generally unobservable and typically reflect management’s estimates of assumptions that market participants would use in pricing the asset or liability. The fair values are therefore determined using model-based techniques that include option pricing models, discounted cash flow models, and similar techniques.

(i) Investments

Equity method investments

Equity investment in common stock or in-substance common stock of an entity where the Company can exercise significant influence, but not control, is accounted for using the equity method. Significant influence is generally considered to exist when the Company has an ownership interest in the voting stock of the investee between 20% and 50%. Other factors, such as representation on the investee’s board of directors, voting rights and the impact of commercial arrangements are also considered in determining whether the equity method of accounting is appropriate. An investment in in-substance common stock is an investment in an entity that has risk and reward characteristics that are substantially similar to that entity’s common stock. The Company considers subordination, risks and rewards of ownership and obligation to transfer value when determining whether an investment in an entity is substantially similar to an investment in that entity’s common stock.

Under the equity method, the investment is initially recorded at cost and adjusted for the Company’s share of undistributed earnings or losses of the investee. Investment losses are recognized until the investment is fully written down as the Company does not guarantee the investee’s obligations nor it is committed to provide additional funding.

When the Company’s carrying value in an equity method affiliated company is reduced to zero, no further losses are recorded in the Company’s consolidated financial statements unless the Company guaranteed obligations of the affiliated company or has committed additional funding. When the affiliated company subsequently reports income, the Company will not record its share of such income until it exceeds the amount of its share of losses not previously recognized.

The Company’s management regularly evaluates the impairment of the equity investment based on performance and the financial position of the investee as well as other evidence of market value. Such evaluation includes, but is not limited to, reviewing the investee’s cash position, recent financings, projected and historical financial performance, cash flow forecasts and financing needs. An impairment charge is recorded when the carrying amount of the investment exceeds its fair value and this condition is determined to be other-than-temporary ("OTTI"). The Company recorded impairment losses on equity method investments of $nil,  $nil and $6,155 in the earnings (loss) in equity method investments, net of tax in the consolidated statements of operations for the years ended December 31, 2017, 2018 and 2019, respectively.

Equity Investments without Readily Determinable Fair Values

Historically, for investee companies over which the Company did not have significant influence and a controlling interest, the Company accounted for these as cost method investments under ASC 325‑20. In January, 2018, the Company adopted Accounting Standards Update (‘‘ASU’’) 2016‑01, Financial Instruments—Recognition and Measurement of Financial Assets and Financial Liabilities, and accounts for equity investments that do not have a readily determinable fair value using the measurement alternative prescribed within ASU 2016‑01, to the extent such investments are not subject to consolidation or the equity method. Under the measurement alternative, these financial instruments are carried at cost, less any impairment (assessed quarterly), plus or minus changes resulting from observable price changes in orderly transactions for an identical or similar investment of the same issuer. In addition, income is recognized when dividends are received only to the extent they are distributed from net accumulated earnings of the investee. Otherwise, such distributions are considered returns of investment and are recorded as a reduction of the cost of the investment. The Company did not record impairment losses on equity securities without readily determinable fair values during the years ended December 31, 2017, 2018 and 2019.

Equity Investments with Readily Determinable Fair Values

All equity investments with readily determinable fair values (other than those accounted for using the equity method of accounting) are measured at fair value with changes in fair value recorded in the consolidated statements of operations. Prior to January 1, 2018, those investments were accounted as available-for-sale investments with changes in fair value recorded in other comprehensive income (loss).

Available-for-sale investment

For investments which are determined to be debt securities, the Company accounts for them as available-for-sale investments when they are not classified as either trading or held-to-maturity investments.

Available-for-sale investment is carried at its fair value and the unrealized gains or losses from the changes in fair values are included in accumulated other comprehensive (loss) income.

The Company reviews its available-for-sale investments for other than temporary impairment based on the specific identification method. The Company considers available quantitative and qualitative evidence in evaluating potential impairment of its investments. If the cost of an investment exceeds the investment’s fair value, the Company considers, among other factors, general market conditions, government economic plans, the duration and the extent to which the fair value of the investment is less than the cost, the Company’s intent and ability to hold the investment, and the financial condition and near term prospects of the investees.

If there is OTTI on debt securities, the Company separates the amount of the OTTI into the amount that is credit related (credit loss component) and the amount due to all other factors. The credit loss component is recognized in earnings, which represents the difference between a security’s amortized cost basis and the discounted present value of expected future cash flows. The amount due to other factors is recognized in other comprehensive (loss) income if the entity neither intends to sell and will not more likely than not be required to sell the security before recovery. The difference between the amortized cost basis and the cash flows expected to be collected is accreted as interest income. The Company recorded impairment losses on its available-for-sale investment of $nil,  $nil and $2,000 in impairment of long-term investments in the consolidated statements of operations for the years ended December 31, 2017, 2018 and 2019, respectively.

(j)Accounts receivable and allowance for doubtful accounts

Accounts receivable represents those receivables derived in the ordinary course of business . An allowance for doubtful accounts is provided based on aging analyses of accounts receivable balances, historical bad debt rates, repayment patterns and customer credit worthiness.

(k) Financing receivable

Financing receivable represents receivables derived from the internet finance business. Financing receivable is recorded at amortized cost, reduced by a valuation allowance estimated as of the balance sheet date. The amortized cost of a financing receivable is equal to the unpaid principal balance, plus net deferred origination costs. Net deferred origination costs are comprised of certain direct origination costs, net of origination fees received. Origination fees include fees charged to the individuals or companies that increase the financing’s effective yield. Direct origination costs in excess of origination fees received are included in the financing receivable and amortized over the financing term using the effective interest method. Financing origination costs are limited to direct costs attributable to originating the financing, including commissions and personnel costs directly related to the time spent by those individuals performing activities related to the origination.

(l)Allowance for financing receivable

An allowance for financing receivable is established through periodic charges to the provision for financing receivable losses when the Company believes that the future collection of principal is unlikely. Subsequent recoveries, if any, are recorded as credits against the allowance. The Company evaluates the creditworthiness of its portfolio based on a pooled basis due to the composition of homogeneous financing with similar size and general credit risk characteristics for similar financing businesses. The Company considers the credit worthiness of the individuals and the companies receiving financing, aging of the outstanding financing receivable and other specific circumstances related to the financing when determining the allowance for financing receivable. The allowance is subjective as it requires material estimates including such factors as known and inherent risks in the financing portfolio, adverse situation that may affect the ability of the individuals and the companies receiving financing to repay and current economic conditions. Recovery of the carrying value of financing receivable is dependent to a great extent on conditions that are beyond the Company’s control. The Company recorded provision for all the remaining financing receivables of $2,017 in 2019.

(m)Nonaccrual financing receivable

Financing income is calculated based on the contractual rate of the financing and recorded as financing income over the life of the financing using the effective interest method. Financing receivables are placed on non-accrual status upon reaching 90 days past due for these arising from financing for installment sales and apartment rental financing, or when reasonable doubt exists as to the full, timely collection of the financing receivable. When a financing receivable is placed on non-accrual status, the Company stops accruing financing income. Financing receivable is returned to accrual status if the related individual or company has performed in accordance with the contractual terms for a reasonable period of time and, in the Company’s judgment, will continue to make period principal and financing income payments as scheduled. The Company writes off its nonaccrual financing receivable by considering factors including (i) death of the borrower; or (ii) its inability to reach the borrower.

(n)Transfer of financial instruments

Sales and transfers of financial instruments are accounted under authoritative guidance for the transfers and servicing of financial assets and extinguishment of liabilities.

Through the peer-to-peer platforms, the Company identifies individual investors and transfers creditors’ rights originated from the aforementioned financing services to the individual investors. The Company further offers different investment periods to investors with various annual interest rates while those credit rights are held by the investors. The term of the sales requires the Company to repurchase those creditors’ rights from investors prior to or upon the maturity of the investment period. As a result, the sales of those creditors’ rights are not accounted for as a sale and remain on the consolidated balance sheet and are recorded as payable to investors in the Company’s consolidated balance sheet.

(o)Inventory

Inventory primarily consists of the purchased used and new automobiles. Inventory cost is determined by specific identification. Net realizable value is the estimated selling price less costs to complete, dispose and transport the vehicles. Selling prices are derived from historical data and trends, such as sales price and inventory turn times of similar vehicles, as well as independent, market resources. Each reporting period the Company recognizes any necessary adjustments to reflect vehicle inventory at the lower of cost or net realizable value through cost of sales in the accompanying consolidated statements of operations.

Inventory write-downs are established based on management’s review on a vehicle-by-vehicle basis for slow moving and obsolete items. On a quarterly basis, the management examines an inventory report. The vehicle is considered slow moving if it has not been sold within a 90 days period since procurement. In estimating the level of inventory write-downs for slow moving vehicles, the Company considers historical data and forecasted customer demand, such as sales price and inventory turn times of similar vehicles with similar mileage and condition, as well as independent, market information. This valuation process requires management to make judgements, based on currently available information, and assumptions about future demand and market conditions, which are inherently uncertain. To the extent that there are significant changes to estimated vehicle selling prices or decreases in demand for used vehicles, there could be significant adjustment to reflect inventory at net realizable value. In addition, the Company writes down inventories to zero if they are lost or detained by non-controlling shareholders with disagreements.

In August 2018, Shandong Jieying Huaqi Auto Service Co. ("Ji’nan Dealership", a subsidiary of the Company’s VIE’s) received a notice from the local police regarding an investigation of the dealership’s premises. Certain assets of Ji’nan Dealership are not accessible pursuant to the investigation. In connection with these events, the Company determined that it is probable that it cannot enforce the realization of the inventory value at the Ji’nan Dealership. As a result, the Company wrote off all inventory which totaled US$5.7 million and recorded it in cost of revenues  during the year ended December 31, 2018.

In 2019, due to disagreements with certain non-controlling shareholders on operational matters, some non-controlling shareholders detained the Company's inventories in the dealerships and significant uncertainty arises on the realizability and collectability of the prepayments to purchase used cars for these dealerships and amounts due from these non-controlling shareholders. The Company is in the process of negotiating with these non-controlling shareholders and initiated legal proceedings where necessary. Considering the above facts and circumstances, the Company reassessed the realizability of all its inventory and assets related to its dealerships and wrote down US$17,826 inventory, which was recoded in cost of revenues, and write-offs of US$22,282 was recorded for prepayments, which was recorded in general and administrative.

(p)Property and equipment, net

Property and equipment, net is carried at cost less accumulated depreciation. Depreciation is calculated on a straight-line basis over the following estimated useful lives:

Server & Network Equipment	3 years
Computer equipment and application software	2‑3 years
Furniture and vehicles	3-5 years
Leasehold improvements	Over the lesser of the lease term or useful life of the assets

(q)Leases

The Company leases premises for offices under non-cancellable operating leases. Prior to January 1, 2019, operating leases were not recognized on the balance sheet of the Company, but payments made under operating lease were charged to the consolidated statements of operations on a straight-line basis over the term of underlying lease. Leases with escalated rent provisions are recognized on a straight-line basis commencing with the beginning of the lease term. There is no capital improvement funding, lease concessions or contingent rent in the lease agreements. The Company has no legal or contractual asset retirement obligations at the end of the lease term.

The Company adopted Accounting Standards Codification Topic 842, Leases ("ASC 842") as of January 1, 2019, using a modified retrospective method for leases that exist at, or are entered into after, January 1, 2019, and has not recast the comparative periods presented in the consolidated financial statements. The adoption of ASC 842 requires the recognition of right-of-use assets and lease liabilities on the balance sheet for both operating and finance leases. The Company elected the package of practical expedients that not to reassess: (1) whether any expired or existing contracts are or contain leases, (2) lease classification for any expired or existing leases, and (3) initial direct costs for any expired or existing leases. The Company also elected the hindsight practical expedient to determine the reasonably certain lease term for existing leases. Upon the adoption of ASC 842, the Company recognized the right-of-use assets and lease liabilities of approximately US$8,582 and US$6,163, respectively, as of January 1, 2019. The Company used its estimated incremental borrowing rates based on information available at the date of adoption in calculating the present value of its existing lease payments. The following table summarizes the effect on the consolidated balance sheet as a result of adopting ASC 842.

	As of		As of
	December	Effect of	January
	31, 2018	Adoption	1, 2019

Right-of-use assets	$—	$8,582	$8,582
Operating lease liabilities - current	—	(3,289)	(3,289)
Operating lease liabilities - non-current	—	(2,874)	(2,874)
Prepaid expenses and other current assets	49,515	(2,435)	47,080
Accrued expenses and other current liabilities	(33,055)	16	(33,039)

Upon adoption of ASC 842, the lease liabilities are recognized upon lease commencement for operating leases based on the present value of lease payments over the lease term. The right-of-use assets are initially measured at cost, which comprises the initial amount of the lease liability adjusted for lease payments made at or before the lease commencement date, plus any initial direct costs incurred less any lease incentives received. As the rates implicit in the lease cannot be readily determined, the incremental borrowing rates at the lease commencement date are used in determining the imputed interest and present value of lease payments. The incremental borrowing rates were determined using a portfolio approach based on the rates of interest that the Company would have to borrow an amount equal to the lease payments on a collateralized basis over a similar term. The Company recognizes the single lease cost on a straight-line basis over the remaining lease term for operating leases.

The Company has elected not to recognize right-of-use assets or lease liabilities for leases with an initial term of 12 months or less; expenses for these leases are recognized on a straight-line basis over the lease term.

(r)Intangible assets with indefinite lives

Intangible assets with indefinite lives mainly include trademark and licenses. If an intangible asset is determined to have an indefinite life, it is not be amortized until its useful life is determined to be no longer indefinite. An intangible asset that is not subject to amortization is tested for impairment at least annually or more frequently if events or changes in circumstances indicate that the asset might be impaired. Such impairment test consists of comparing the fair values of assets and their carrying value amounts and an impairment loss is recognized if and when the carrying amounts exceed the fair values. The estimates of fair values of intangible assets not subject to amortization are determined using various discounted cash flow valuation methodologies. Significant assumptions are inherent in this process, including estimates of discount rates. Discount rate assumptions are based on an assessment of the risk inherent in the respective intangible assets. For the years ended December 31, 2017, 2018 and 2019, the Company did not record impairment loss for intangible assets with indefinite lives.

(s)Impairment of long-lived assets and intangible assets with definite lives

Long-lived assets, such as property and equipment and definite-lived intangible assets are stated at cost less accumulated depreciation or amortization. Depreciation and amortization is computed using the straight-line method.

The Company evaluates the recoverability of long-lived assets, including identifiable intangible assets, with determinable useful lives whenever events or changes in circumstances indicate that an intangible asset’s carrying amount may not be recoverable. The Company measures the carrying amount of long-lived asset against the estimated undiscounted future cash flows associated with it. Impairment exists when the sum of the expected undiscounted future net cash flows is less than the carrying value of the asset being evaluated. Impairment loss is calculated as the amount by which the carrying value of the asset exceeds its fair value. Fair value is estimated based on various valuation techniques, including the discounted value of estimated future cash flows. The evaluation of asset impairment requires the Company to make assumptions about future cash flows over the life of the asset being evaluated. These assumptions require significant judgment and actual results may differ from assumed and estimated amounts. For the years ended December 31, 2017, 2018 and 2019, the Company recorded impairment losses of $nil,  $675 and $nil for definite-lived intangible assets, respectively.

(t)Goodwill

Goodwill represents the excess of the purchase price over the fair value of identifiable net assets acquired in business combinations.

Goodwill is not amortized, but tested for impairment annually, or more frequently if event and circumstances indicate that they might be impaired. The Company has an option to first assess qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. In the qualitative assessment, the Company considers primary factors such as industry and market considerations, overall financial performance of the reporting unit, and other specific information related to the operations. Based on the qualitative assessment, if it is more likely than not that the fair value of each reporting unit is less than the carrying amount, the quantitative impairment test is performed.

The Company has adopted Accounting Standards Update ("ASU") 2017-04, Simplifying the Test for Goodwill Impairment, for annual goodwill impairment tests from January 1, 2019. This guidance removes Step 2 of the goodwill impairment test, which required the estimation of an implied fair value of goodwill in the same manner as the calculation of goodwill upon a business combination. Under the new amendments, the Company's goodwill impairment review involves the following steps: 1) qualitative assessment - evaluate qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount, including goodwill. The factors the Company considers include, but are not limited to, macroeconomic conditions, industry and market considerations, cost factors, financial performance or events-specific to that reporting unit. If or when the Company determines it is more likely than not that the fair value of a reporting unit is less than the carrying amount, including goodwill, the Company would move to the quantitative method; 2) quantitative method -the Company performs the quantitative fair value test by comparing the fair value of a reporting unit with its carrying amount and an impairment charge is measured as the amount by which the carrying amount exceeds the reporting unit's fair value; however, the loss recognized should not exceed the total amount of goodwill allocated to that reporting unit.

Application of the goodwill impairment test requires judgment, including the identification of reporting units, assignment of assets and liabilities to reporting units, assignment of goodwill to reporting units, and determination of the fair value of each reporting unit. The fair value of each reporting unit is estimated using the income approach. This analysis requires significant judgments, including estimation of future cash flows, which is dependent on internal forecasts, and assumptions that are consistent with the plans and estimates being used to manage the Company’s business, estimation of the long-term rate of growth for the Company’s business, estimation of the useful life over which cash flows will occur, and determination of the Company’s weighted average cost of capital. The estimates used to calculate the fair value of a reporting unit change from year to year based on operating results and market conditions. Changes in these estimates and assumptions could materially affect the determination of fair value and goodwill impairment for the reporting unit.

The Company recorded goodwill impairment of $nil,  $29,055 and $83,379 for the years ended December 31, 2017, 2018 and 2019.

(u)Revenue recognition

The Company recognizes revenue when control of the good or service has been transferred to the customer, generally  upon delivery to a customer. The contracts have a fixed contract price and revenue is measured as the amount of consideration the Company expects to receive in exchange for transferring goods or providing services. The Company collect value added tax and other taxes from customers on behalf of governmental authorities at the time of sale. These taxes are accounted for on a net basis and are not included in revenues and cost of revenues. The Company generally expense sales commissions when incurred because the amortization period would have been less than one year. These costs are recorded within selling expenses. The Company does not have any significant financing payment terms as payment is received at or shortly after the point of sale.

The Company adopted the Accounting Standards Codification (“ASC”) 606, Revenue from Contracts with Customers (“ASC 606”) on January 1, 2018 using the modified retrospective method. ASC 606 prescribes a five-step model that includes: (1) identify the contract; (2) identify the performance obligations; (3) determine the transaction price; (4) allocate the transaction price to the performance obligations; and (5) recognize revenue when (or as) performance obligations are satisfied. Based on the manner in which the Company historically recognized revenue, the adoption of ASC 606 did not have a material impact on the amount or timing of its revenue recognition and the Company recorded no cumulative effect adjustment upon adoption. Additionally, the Company concluded that revenue generated from internet finance services is excluded from the scope of the new revenue standard as it represents revenue within the scope of ASC 310, Receivables, which is explicitly excluded from the scope of ASC 606.

The Company’s revenues include revenue from its used car sales, revenue related to its finance services as well as revenue from other services.

Disaggregation of Revenue

The Company’s revenues include revenue from its used car sales, revenue related to its finance services as well as revenue from other services. The following table illustrates the Company’s revenue disaggregated by segments:

	Years ended December 31,
	2017	2018	2019
Renren	$21,931	$19,122	$15,086
Auto Group	152,693	479,076	334,697
Total	$174,624	$498,198	$349,783

The following table presents the Company's revenues disaggregated by revenue types.

	Years ended December 31,
	2017	2018	2019
Automobile sales	$121,084	$467,232	$332,634
Financing income	29,269	2,456	32
Other services	24,271	28,510	17,117
Total	$174,624	$498,198	$349,783

Automobile sales

Revenues from automobile sales were generated by the Auto Group segment. The Company purchases automobiles from unrelated individuals, third party dealerships or manufacturers and suppliers and sells them directly to its customers through its local dealer shops. The prices of used vehicles are set forth in the customer contracts which are agreed prior to delivery. The Company satisfies its performance obligation for used vehicle sales upon delivery whereby customers pick up the vehicles from the dealer shops.  The Company recognizes revenue at the agreed upon purchase price stated in the contract. When cash is received from customers prior to delivery of the vehicle, the Company records such cash as advance from customers, which is included in accrued expenses and other current liabilities, in its consolidated balance sheet as of December 31, 2019.

Financing services

The Company provided short-term financing services to used car dealers to fund the car dealers’ cash needs for used car purchasing. The financing period was no more than six months and was secured by a pledge of the dealers’ used car with total value exceeding the principal of the financing. The Company charged an upfront service fee as well as financing income on a monthly basis. The Company recorded financing income and service fees related to those services over the life of the underlying financing using the effective interest method on the unpaid principal amounts. The service fees collected upfront, netting the direct origination costs of the financing, were deferred and recognized as financing income as an adjustment to the yield on a straight line basis over the life of the used car financing. Revenue related to used car financing services amounted to $25,399,  $2,297 and $nil during the years ended December 31, 2017, 2018 and 2019. The remaining financing income in the respective periods related to crediting financing provided to college students as well as apartment rental financing, both of which were terminated during the year ended December 31, 2016.

Revenues from financing income were $29,269,  $2,456 and $32, for the years ended December 31, 2017, 2018 and 2019, respectively, among which, $ nil, $ 139 and $32 were generated by the Renren segment, and the remaining financing income revenues were generated by the Auto Group segment , and the Company ceased the financing business since 2018.

Other services

Other services mainly include IVAS revenues, SaaS revenues and other revenues.

The Company's IVAS revenues mainly include live streaming revenue. The Company designs, creates and offers various virtual items for sales to users with pre-determined stand-alone selling price. Revenue related to each of consumable virtual items as a single performance obligation provided on a consumption basis, is recognized at the point in time when the virtual item is transferred directly to the users and consumed by them.

The SaaS revenue mainly include the revenue generated from the subscription services provided by the all-in-one real estate solution provider, Chime, and a 360° real estate marketing and media service provider, Geographic Farming. The Company recognizes revenue for subscription services over the subscription periods.

The Company's other revenues mainly include revenue generated from agency fees in connection with arrangement with third party dealers whereas the company facilitates sales of their cars. The Company does not control the ownership of the automobiles, but rather is acting as an agent for the third party dealers. Revenue is recognized for the net amount of commission the Company is entitled to retain in exchange for the agency service. Other revenues also include commissions received by the Company from insurance companies and banks for its facilitation services provided to assist customers obtaining related insurance and financing for their automobile purchases.

Revenues from other services were $24,271,  $28,510 and $17,117, for the years ended December 31, 2017, 2018 and 2019, respectively, among which, $ 21,931, $ 18,983 and $ 15,086 were generated by the Renren segment, and the remaining other services revenues were generated by the Auto Group segment.

Contract balances

Timing of revenue recognition may differ from the timing of invoicing to customers. Accounts receivable represents amounts invoiced and revenue recognized prior to invoicing when the Company has satisfied the Company’s performance obligation and has the unconditional right to payment. The balance of accounts receivable, net of allowance for doubtful accounts were $2,635 and $264 as of December 31, 2018 and 2019, respectively. There were no contract assets recorded as of December 31, 2018 and 2019.

Deferred revenue mainly consists of payments received from customers related to unsatisfied performance obligations for SaaS and IVAS business. As of December 31, 2018, the Company’s total deferred revenue was $3,716, of which $1,074 was recognized as revenue for the year ended December 31, 2019. The Company’s total deferred revenue was $750 as of December 31, 2019 , which is expected to be recognized as revenue within one year. Advance from customers, which was recorded in accrued expenses and other current liabilities in the Company's consolidated balance sheets, represent cash received from customers prior to delivery of the vehicle. During the year ended December 31, 2019, the advance from customers of $4,078 as of December 31, 2018 was recognized as revenue. The advance from customers of $1,677 as of December 31, 2019, which is expected to be recognized as revenue within one year.

The Company applied a practical expedient to expense costs as incurred for costs to obtain a contract with a customer when the amortization period would have been one year or less. These costs include certain commissions paid to intermediaries of automobile sales. The Company has no material incremental costs of obtaining contracts with customers that the Company expects the benefit of those costs to be longer than one year which need to be recognized as assets.

(v)Cost of revenues

Cost of revenues consists of costs directly related to automobile sales, IVAS business and others as well as costs incurred related to the used car financing operations. Cost of revenue also includes allowances for financing receivable loss which amounted to $12,745,  $10,802 and $2,017 during the years ended December 31, 2017, 2018 and 2019, respectively.

(w)Value added taxes

Value-added taxes ("VAT") is also reported as a deduction to revenue when incurred and amounted to $9,777,  $15,796 and $2,933 for the years ended December 31, 2017, 2018 and 2019, respectively. Entities that are VAT general taxpayers are allowed to offset qualified input VAT paid to suppliers against their output VAT liabilities. Net VAT balance between input VAT and output VAT is recorded in accrued expense and other current liabilities on the consolidated balance sheet.

In 2018 and 2019, the Company entered into a series of ancillary agreements to facilitate its sale of used cars for value-added tax optimization purposes. Under these ancillary agreements, when the Company sources a used car, the legal title of the car is transferred to an executive of the Company’s subsidiary and the registration is transferred to the name of one of the dealership employees. The Company viewed itself as a service provider in the used car transactions, and therefore is only subject to value-added tax on the difference between the original purchase price and the retail price of the used cars.

(x)Income taxes

Current income taxes are provided for in accordance with the laws of the relevant tax authorities.

Deferred income taxes are recognized when temporary differences exist between the tax basis of assets and liabilities and their reported amounts in the financial statements and are recorded as non-current in the consolidated balance sheet. Net operating loss carry forwards and credits are applied using enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more-likely-than-not that a portion of or all of the deferred tax assets will not be realized.

The impact of an uncertain income tax position on the income tax return is recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant tax authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Interest and penalties on income taxes will be classified as a component of the provisions for income taxes. The Company did not recognize any income tax due to uncertain tax position or incur any interest and penalties related to potential underpaid income tax expenses for the years ended December 31, 2017, 2018 and 2019, respectively.

(y)Financial instruments

Financial instruments include cash and cash equivalents, restricted cash, accounts receivable, financing receivable, short-term investments, long-term investments, amounts due from/to related parties, long-term financing receivable, accounts payable, short-term debt, payable to investors and long-term debt. Refer to Note 18 for further details.

(z)Research and development expenses

Research and development expenses are primarily incurred for development of new services, features and products for the Company’s internet finance business, used automotive business, as well as to further improve the Company’s technology infrastructure to support these businesses. The Company has expensed all research and development costs when incurred.

(aa)Foreign currency translation

The functional and reporting currency of the Company is the United States dollar ("US dollar"). The financial records of the Company's subsidiaries and VIEs located in the PRC, Hong Kong and Philippines are maintained in their local currencies, Renminbi ("RMB"), Hong Kong Dollar ("HKD") and Philippines Peso (“PHP”), respectively, which are also the functional currencies of these entities.

Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at the rates of exchange ruling at the balance sheet date. Transactions in currencies other than the functional currency during the year are converted into functional currency at the applicable rates of exchange prevailing when the transactions occurred. Transaction gains and losses are recognized in the statements of operations.

The Company's entities with functional currency of RMB, HKD and PHP, translate their operating results and financial positions into US dollar, the Company's reporting currency. Assets and liabilities are translated using the exchange rates in effect on the balance sheet date. Equity amounts are translated at historical exchange rates. Revenues, expenses, gains and losses are translated using the average rates for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as accumulated other comprehensive income (loss).

(ab)Comprehensive (loss) income

Comprehensive (loss) income includes net (loss) income, foreign currency translation adjustments and fair value changes of available-for-sale investments of the Company. Additionally, the Company’s consolidated statement of comprehensive (loss) income also includes the cumulative effect adjustment for the net unrealised loss of equity securities with determinable fair value from accumulated other comprehensive income to the opening balance of accumulated deficit related to the adoption of ASU 2016‑01 (see Note 2(i)).

(ac)Share-based compensation

Share-based payment transactions with employees, such as share options are measured based on the grant date fair value of the equity instrument. The Company recognizes the compensation costs net of estimated forfeitures using the straight-line method, over the applicable vesting period. The estimate of forfeitures will be adjusted over the requisite service period to the extent that actual forfeitures differ, or are expected to differ, from such estimates. Changes in estimated forfeitures will be recognized through a cumulative catch-up adjustment in the period of change and will also impact the amount of stock compensation expense to be recognized in future periods. Share options granted to employees with market conditions attached are measured at fair value on the grant date and are recognized as the compensation costs over the estimated requisite service period, regardless of whether the market condition has been met.

A change in any of the terms or conditions of share options is accounted for as a modification of stock options. The Company calculates the incremental compensation cost of a modification as the excess of the fair value of the modified option over the fair value of the original option immediately before its terms are modified, measured based on the share price and other pertinent factors at the modification date. For vested options, the Company recognizes incremental compensation cost in the period the modification occurred. For unvested options, the Company recognizes, over the remaining requisite service period, the sum of the incremental compensation cost and the remaining unrecognized compensation cost for the original award on the modification date.

(ad)(Loss) income per share

Basic (loss) income per ordinary share is computed by dividing net loss attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period.

Diluted (loss) income per ordinary share reflect the potential dilution that could occur if securities were exercised or converted into ordinary shares. The Company had stock options, non-vested restricted shares and contingent consideration, which could potentially dilute basic earnings per share in the future. Potential ordinary shares in the diluted net loss per share computation are excluded in periods of losses from continuing operations as their effect would be anti-diluted.

(ae)Recent accounting pronouncements not yet adopted

In August 2018, the FASB issued ASU 2018‑13 related to disclosure requirements for fair value measurements. The pronouncement eliminates, modifies and adds disclosure requirements for fair value measurements. The pronouncement is effective for fiscal years, and for interim periods within those fiscal years, beginning after December 15, 2019, with early adoption permitted. The Company is currently in the process of evaluating the effects of this pronouncement on its consolidated financial statements, including potential early adoption.

In June 2016, the FASB issued ASU No. 2016-13, or ASU 2016-13, Financial Instruments — Credit Losses (Topic 326), Measurement of Credit Losses on Financial Instruments. ASU 2016-13 changes the impairment model for most financial assets and certain other instruments. The standard will replace “incurred loss” approach with an “expected loss” model for instruments measured at amortized cost. For available-for-sale debt securities, entities will be required to record allowances rather than reduce the carrying amount, as they do today under the other-than-temporary impairment model. The standard is effective for public business entities for annual periods beginning after December 15, 2019, and interim periods therein. Early adoption is permitted. The Company is currently evaluating the impact of adopting this standard on its consolidated financial statements.